INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Rate to the Effective Income tax Rate
A reconciliation of income tax expense (benefit) at the US federal statutory income tax rate and the income tax provision in the financial statements is as follows:

	December 31,
	2022	2021
Expected income tax benefit at the federal statutory rate	21.0%	21.0%
State and local taxes, net of federal benefit	10.8	10.6
Non-deductible items and other	(0.8)	(0.5)
Change in valuation allowance	(31.0)	(31.1)
Total	—%	—%

Schedule of Deferred Tax Assets
The principal components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Federal and state net operating loss carryforwards	$8,346	$6,617
Share based compensation	342	308
Lease liabilities	55	57
Research and development costs	315	—
Accruals and other	136	98
Gross deferred tax assets	9,194	7,080
Less: deferred tax liabilities	—	(70)
Less: valuation allowance	(9,194)	(7,010)
Net deferred tax assets	$—	$—